     As filed with the Securities and Exchange Commission on May 15, 2003.
                                                           File No. 333-20343
                                                                    811-08154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                               [ ]
                                     -------
         Post-Effective Amendment No.  8                           [X]
                                      ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   42                               [X]
                                -------

                         FIRST FORTIS INSURANCE COMPANY
                              OF SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         FIRST FORTIS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on May 19, 2003 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on _____________, pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The Prospectus and Statement of Additional Information (including all financial statements therein) for the TD Waterhouse variable annuity are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-20343), as filed on April 9, 2003, and declared effective on May 1, 2003.

A supplement to the Prospectus, dated May 19, 2003, is included in Part A of this Post-Effective Amendment.

                         TD WATERHOUSE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                       FIRST FORTIS LIFE INSURANCE COMPANY

       SUPPLEMENT DATED MAY 19, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

The Board of Trustees of the Montgomery Funds has approved a proposal to merge the Montgomery Variable Series: Emerging Markets Fund into the Gartmore GVIT Developing Markets Fund.

If approved by Fund shareholders, the Merger is expected to be completed on or about June 23, 2003. As a result, if any of your Contract Value is allocated to the Montgomery Variable Series: Emerging Markets Fund Sub-Account, that Contract Value will be merged into the Gartmore GVIT Developing Markets Fund Sub-Account. If you are enrolled in any Dollar Cost Averaging, InvestEase(R), or Asset Rebalancing Program with allocations to the Montgomery Variable Series: Emerging Markets Fund Sub-Account, that allocation will be directed to the Gartmore GVIT Developing Markets Fund Sub-Account at the close of trading on the New York Stock Exchange on or about June 23, 2003. In addition, as of the close of trading on the New York Stock Exchange on or about June 23, 2003, future allocations to the Montgomery Variable Series: Emerging Markets Fund Sub-Account will be directed to the Gartmore GVIT Developing Markets Fund Sub-Account. Upon completion of the Merger, the Montgomery Variable Series: Emerging Markets Fund Sub-Account will no longer be available.

If the merger is approved by Fund shareholders, the prospectus will be modified as follows:

All references to the Montgomery Variable Series: Emerging Markets Fund will be deleted. In addition, the following Sub-Account and underlying Fund will be added alphabetically to the cover page of the prospectus:

GARTMORE GVIT DEVELOPING MARKETS FUND SUB-ACCOUNT which purchases Class II shares of the Gartmore Variable Insurance Trust.

The following Annual Fund Operating Expense information along with the corresponding footnotes will be added to the Annual Fund Operating Expense Table of the prospectus:


                                                                                      12B-1 AND/OR                  TOTAL FUND
                                                                         MANAGEMENT     SERVICING       OTHER        OPERATING
                                                                            FEES          FEES       EXPENSES (1)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund - Class II (2)                        1.15%         0.25%         0.24%          1.64%
---------------------------------------------------------------------------------------------------------------------------------

(1) As a new fund, the GVIT Acquiring Fund has no prior history of investment operations; accordingly, these "Other Expenses" are estimates for its first fiscal period ending December 31, 2003.

(2) The Fund's adviser has contractually agreed to limit (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) Total Fund Operating Expense for Class II shares to 1.35% through April 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses" could increase to 1.85% for Class II shares. The Fund is authorized to reimburse the Funds adviser for management fees previously waived and/or the cost of Other Expenses paid provided the reimbursement will not cause Class II shares of the Fund to exceed the expense limitation then in effect.

The following paragraph will be added under the section entitled "The Funds":

The Gartmore Variable Insurance Trust is an open-end investment company. This Massachusetts business trust was organized on June 30, 1981. Gartmore Global Asset Management Trust serves as the investment adviser to the Fund. Gartmore Global Partners serves as the sub-adviser to the Funds.

The following investment objective will be added in alphabetical order under the section entitled "The Funds" :

GARTMORE GVIT DEVELOPING MARKETS FUND - Seeks long-term capital appreciation.

Under the section entitled "Accumulation Unit Values" the following will be added after the first paragraph:

There is no information for the Gartmore GVIT Developing Markets Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.









  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4268
333-20343

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6)  (a) Charter of First Fortis Life Insurance Company.(1)

               (b) By-laws of First Fortis Life Insurance Company.(1)

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(3)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent
                   Accountants.

          (10) (b) Consent of Deloitte & Touche LLP.

          (10) (c) Consent of Arthur Andersen LLP.(5)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Copy of Power of Attorney.

          (15) Organizational Chart.(4)

----------
          (1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 33-71686 filed with the Commission on April 19, 2002.
          (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-20343 filed with the Commission on May 9, 1997.
          (3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.
          (4) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-79701, dated April 9, 2003.
          (5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with First Fortis Life Insurance Company Separate Account A of the Separate Account for the year ending
               December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
               Section 11 of the Securities Act of 1933 because Arthur
               Andersen LLP did not consent to being named as having prepared its report.

Item 25.  Directors and Officers of Depositor

-------------------------------------------- -----------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------- -----------------------------------------------------------------
Robert B. Pollock (2)                        President, Chief Executive Officer, Chairman of the Board
-------------------------------------------- -----------------------------------------------------------------
Terry J. Kryshak (1)                         Senior Vice President and Chief Administrative Officer
-------------------------------------------- -----------------------------------------------------------------
Larry M. Cains (2)                           Treasurer
-------------------------------------------- -----------------------------------------------------------------
Barbara R. Hege (2)                          Chief Financial Officer
-------------------------------------------- -----------------------------------------------------------------
Allen Freedman                               Director
525 County Hwy. 4D
Charlotteville, NY 12036
-------------------------------------------- -----------------------------------------------------------------
Dale Edward Gardner                          Director
Gardner & Buhl
Bridge Street
Roxbury, NY  12474
-------------------------------------------- -----------------------------------------------------------------
Kenneth W. Nelson                            Director
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304
-------------------------------------------- -----------------------------------------------------------------
Esther L. Nelson                             Director
899 Wiley Town Rd.
Fly Creek, NY 13337
-------------------------------------------- -----------------------------------------------------------------
Clarence Elkus Galston                       Director
10 Longwood Dr., Apt. 330
Westwood, MA 02090
-------------------------------------------- -----------------------------------------------------------------
Cindy Capone (2)                             Assistant Treasurer
-------------------------------------------- -----------------------------------------------------------------
Melissa J. T. Hall (2)                       Assistant Treasurer
-------------------------------------------- -----------------------------------------------------------------
Paula M. SeGuin (1)                          Vice President and Assistant Secretary
-------------------------------------------- -----------------------------------------------------------------
Katherine L. Greenzang                       Secretary
-------------------------------------------- -----------------------------------------------------------------
Miles Yakre (3)                              Corporate Actuary
-------------------------------------------- -----------------------------------------------------------------
Dianna Duvall (3)                            Officer
-------------------------------------------- -----------------------------------------------------------------
Sheryle Ohme                                 Officer
Fortis Benefits Insurance Company
Minneapolis Benefit Center
6600 France Avenue South
Minneapolis, MN 55435
-------------------------------------------- -----------------------------------------------------------------
Tom Vargo (3)                                Officer
-------------------------------------------- -----------------------------------------------------------------
Brad Johnson (3)                             Officer
-------------------------------------------- -----------------------------------------------------------------

(1)   Address:  308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2)   Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3) Address: First Fortis Life Insurance Company, 2323 Grand Blvd. Kansas City, MO 64108.

Item 26.  Persons Controlled By or Under Control with the Depositor or
          Registrant

          See Item 24, Exhibit 15.

Item 27.  Number of Contract Owners

          As of January 31, 2003 there were 1,288 Contract Owners.

Item 28.  Indemnification

          First Fortis' By-Laws provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          First Fortis Life Insurance Company - Separate Account A Fortis Benefits Insurance Company - Variable Account C
          Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS          TITLE
         -----------------------------------          -----
         Robert Kerzner**                             Director, Chief Executive Officer and President
         Richard Fergesen*                            Chief Financial Officer, Treasurer and Financial Principal
         Walter White*                                Director, Senior Vice President of Operations and
                                                      Operations Principal
         Brian Murphy*                                Vice President
         Mark Cadalbert*                              Chief Compliance Officer
         Sarah Harding*                               Assistant Secretary
         Lois Grady*                                  Director

          *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **  200 Hopmeadow Street, Simsbury CT 06089

          (c)  None.

Item 30.  Location of Accounts and Records

          The accounts, books, records or other documents required to be kept by
          Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

          First Fortis Life Insurance Company:           308 Maltbie Street, Suite 200, Syracuse, NY 13204
          Woodbury Financial Services, Inc.:             500 Bielenberg Drive, Woodbury, MN 55125
          Hartford Administrative Services Company       500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

          Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 15th day of May, 2003.

SEPARATE ACCOUNT A OF
FIRST FORTIS LIFE INSURANCE COMPANY
(Registrant)

By:   Robert B. Pollock
     -------------------------------------
      Robert B. Pollock, President and
      Chief Executive Officer*

FIRST FORTIS LIFE INSURANCE COMPANY         *By: /s/ Shane Daly
        (Depositor)                              ------------------------
                                                     Shane Daly
By:   Robert B. Pollock                              Attorney-in-Fact
     --------------------------------------
      Robert B. Pollock, President and
      Chief Executive Officer*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Robert B. Pollock
    President, Chief Executive Officer
    and Chairman of the Board
Terry J. Kryshak
    Sr. Vice President, Chief
    Administrative Officer and Director*
Larry M. Cains
    Treasurer and Director*
    and Principal Financial Officer      *By: /s/ Shane Daly
Barbara R. Hege                               ------------------------
    Chief Financial Officer                       Shane Daly
    (Principal Accounting Officer)                Attorney-in-Fact
Allen R. Freedman
    Director*
Dale Edward Gardner                        Date:  May 15, 2003
    Director*
Kenneth Warwick Nelson
    Director*
Esther L. Nelson, Director*
Clarence Elkus Galston, Director*

333-20343

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Accountants.

10(b) Consent of Deloitte & Touche LLP.

14    Copy of Power of Attorney